Schedule of investments
Nomura VIP Energy Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 93.42%♣
Coal & Consumable Fuels — 5.73%
Core Natural Resources	49,270	$ 5,160,047
Peabody Energy	61,901	2,039,638
		7,199,685
Electrical Components & Equipment — 0.88%
Generac Holdings †	5,668	1,107,130
		1,107,130
Heavy Electrical Equipment — 0.47%
GE Vernova	681	594,445
		594,445
Independent Power Producers & Energy Traders — 0.25%
Vistra	2,078	312,386
		312,386
Integrated Oil & Gas — 22.27%
BP ADR	133,230	6,261,810
Cenovus Energy	50,440	1,338,173
Exxon Mobil	47,050	7,982,503
Shell	82,412	3,816,915
Suncor Energy	19,030	1,258,074
TotalEnergies	54,423	4,994,624
Unit	67,033	2,315,990
		27,968,089
Oil & Gas Drilling — 4.30%
Helmerich & Payne	149,705	5,393,871
		5,393,871
Oil & Gas Equipment & Services — 8.23%
National Energy Services Reunited †	31,310	672,226
SLB	86,350	4,437,527
TechnipFMC	32,010	2,212,851
Weatherford International	31,840	3,011,427
		10,334,031
Oil & Gas Exploration & Production — 45.97%
ARC Resources	275,256	5,728,317
Canadian Natural Resources	151,781	7,404,111
Chord Energy	35,412	5,034,878
ConocoPhillips	63,534	8,386,488
Diamondback Energy	32,742	6,476,040
EOG Resources	21,208	3,066,040
EQT	17,215	1,095,563
Expand Energy	31,993	3,512,191
Kimbell Royalty Partners	265,608	3,843,348
Ovintiv	65,980	3,916,573
Parex Resources	134,707	2,647,466
Permian Resources Class A	310,135	6,612,078
		57,723,093
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Oil & Gas Refining & Marketing — 5.32%
Valero Energy	27,023	$ 6,676,843
		6,676,843
Total Common Stocks (cost $93,221,434)		117,309,573

Master Limited Partnerships — 2.65%
Energy Transfer	65,402	1,262,259
Enterprise Products Partners	54,640	2,067,577
Total Master Limited Partnerships (cost $2,573,382)		3,329,836

Short-Term Investments — 3.90%
Money Market Mutual Funds — 3.90%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	1,222,709	1,222,709
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,222,710	1,222,710
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,222,710	1,222,710
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	1,222,710	1,222,710
Total Short-Term Investments (cost $4,890,839)		4,890,839

Total Value of Securities—99.97% (cost $100,685,655)		125,530,248
Receivables and Other Assets Net of Liabilities—0.03%		38,822
Net Assets Applicable to 18,284,169 Shares Outstanding—100.00%		$125,569,070
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GE – General Electric
NQ- IV073 [0326] 0526 (5459540)    1